Segment information	12 Months Ended
Aug. 31, 2025
Segment information
Segment information

29. Segment information

Following the acquisition of NVG on June 20, 2025 (note 6), the Company now operates with two reportable segments. The segments reflect how financial information is reviewed by the Chief Operating Decision Maker (“CODM”) for purposes of monitoring operating performance, allocating resources, and assessing results. The Company’s CODM is the Company’s Chief Executive Officer, Alexandre Mongeon. As a result of the change in the reportable segments, the Company retrospectively restated the comparative segment information for the fiscal years ended August 31, 2024 and August 31, 2023 in accordance with IFRS 8, Operating Segments, as presented below.

There are no significant transactions between the two segments, and therefore no inter-segment revenues are reported.

Reportable Segments

Vision Marine Segment

This segment includes the legacy operations of Vision Marine Technologies Inc., which primarily consist of:

●	design and manufacture of electric boats;
●	sales of electric boats, motors, and related parts;
●	maintenance and after-sales service; and
●	electric boat rentals and membership-based boat clubs.

NVG Segment

This segment includes the acquired operations of Nautical Ventures Group Inc. and its subsidiaries, consisting of:

●	retail dealerships for recreational boats, engines, tenders, and marine products;
●	marina operations and service departments;
●	boat brokerage services; and
●	distribution of branded and third-party marine products.

Basis of Segmentation

The segments reflect differences in products, customers, operational focus, and strategic priorities. No segments have been aggregated. Segment results include revenue, gross profit, and segment loss before tax. Corporate overhead, financing costs, taxes, and fair value changes on derivative liabilities are managed at the consolidated level.

The CODM reviews segment information regularly to evaluate performance and allocate resources. Corporate activities, financing, fair value changes, and income taxes are not allocated to segments and are evaluated on a consolidated basis.

Segment results for the fiscal year ended August 31, 2025

	Vision Marine	NVG	Total
	$	$	$
Sales of boats	739,215	11,140,239	11,879,454
Sales of parts and boat maintenance	56,142	1,667,649	1,723,791
Boat rental and boat club membership revenue	144,332	27,675	172,007
Sale of powertrain systems	57,304	—	57,304

Segment revenues	996,993	12,835,563	13,832,556

Segment gross profit	44,330	4,722,164	4,766,494

Segment loss before taxes	(21,385,757)	(258,354)	(21,644,111)

Research and development	1,183,963	—	1,183,963
Office salaries and benefits	1,965,434	1,738,730	3,704,164
Selling and marketing expenses	2,711,685	1,102,170	3,813,855
Professional fees	3,283,330	53,017	3,336,347
Office and general	1,214,725	1,073,463	2,288,188
Goodwill impairment loss	15,082,026	—	15,082,026
Intangible asset impairment loss	380,457	—	380,457
Net finance expense (income)	(4,810,928)	680,428	(4,130,500)

Segment results for the fiscal year ended August 31, 2024

	Vision Marine	NVG	Total
	$	$	$
Sales of boats	1,273,441	—	1,273,441
Sales of parts and boat maintenance	69,969	—	69,969
Boat rental and boat club membership revenue	1,446,420	—	1,446,420
Sale of powertrain systems	—	—	—

Segment revenues	2,789,650	—	2,789,650

Segment gross profit	1,101,543	—	1,101,543

Segment loss before taxes	(10,562,206)	—	(10,562,206)

Research and development	2,013,775	—	2,013,775
Office salaries and benefits	2,431,670	—	2,431,670
Selling and marketing expenses	1,486,975	—	1,486,975
Professional fees	2,390,369	—	2,390,369
Office and general	1,736,686	—	1,736,686
Goodwill impairment loss	6,372,394	—	6,372,394
Gain on deconsolidation of subsidiary	(67,379)	—	(67,379)
Net finance income	(5,498,656)	—	(5,498,656)

Segment results for the fiscal year ended August 31, 2023

	Vision Marine	NVG	Total
	$	$	$
Sales of boats	959,832	—	959,832
Sales of parts and boat maintenance	241,153	—	241,153
Boat rental and boat club membership revenue	3,000,700	—	3,000,700
Sale of powertrain systems	—	—	—

Segment revenues	4,201,685	—	4,201,685

Segment gross profit	1,138,105	—	1,138,105

Segment loss before taxes	(15,712,360)	—	(15,712,360)

Research and development	4,237,638	—	4,237,638
Office salaries and benefits	2,981,097	—	2,981,097
Selling and marketing expenses	2,577,740	—	2,577,740
Professional fees	2,795,676	—	2,795,676
Office and general	2,302,420	—	2,302,420
Impairment loss on debentures	1,892,518	—	1,892,518
Net finance income	(1,126,041)	—	(1,126,041)

Segment assets and liabilities as at August 31, 2025

	Vision Marine	NVG	Total
	$	$	$
Segment assets	23,943,258	45,969,999	69,913,257
Cash and cash equivalents	5,781,142	1,637,637	7,418,779
Inventory	5,296,466	31,575,181	36,871,647
Segment liabilities	3,865,964	57,596,291	61,462,255

Segment assets and liabilities as at August 31, 2024

	Vision Marine	NVG	Total
	$	$	$
Segment assets	8,456,101	—	8,456,101
Cash and cash equivalents	46,791	—	46,791
Inventory	4,602,540	—	4,602,540
Segment liabilities	6,226,709	—	6,226,709